UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022.

Date of Report (Date of earliest event reported):
February 13, 2023

Commission File Number of securitizer: 025-05102

Central Index Key Number of securitizer: 0001754832

SVB Innovation Credit Fund VIII, L.P. 1
(f/k/a WestRiver Innovation Lending Fund VIII, L.P.)
(Exact name of securitizer as specified in its charter)

Andrew Olson, (650) 926-0418
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 SVB Innovation Credit Fund VIII, L.P. (f/k/a WestRiver Innovation Lending Fund VIII, L.P.), as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including, WRG Debt Funding IV, LLC and Innovation Debt Funding VI, LLC.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 13, 2023

SVB Innovation Credit Fund VIII, L.P.

By: SVB Innovation Credit Partners VIII, LLC
Its: General Partner

	By:	/s/ Andrew Olson
Name: Andrew Olson
Title: Chief Financial Officer